UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

______________________________________________________

HUBER SELECT LARGE CAP VALUE FUND

HUBER SMALL CAP VALUE FUND

HUBER LARGE CAP VALUE FUND

HUBER MID CAP VALUE FUND

Investor Class
Institutional Class

______________________________________________________

SEMI-ANNUAL REPORT
April 30, 2023

Huber Funds

TABLE OF CONTENTS

Letter to Shareholders	1

Expense Example	6

Sector Allocation of Portfolio Assets	9

Schedules of Investments	11

Statements of Assets And Liabilities	24

Statements of Operations	28

Statements of Changes in Net Assets	30

Financial Highlights	38

Notes to Financial Statements	46

Notice to Shareholders	61

Householding	62

Approval of Investment Advisory Agreement	63

Privacy Notice	69

June 1, 2023

Dear Shareholder:

During the six months ended April 30, 2023, the U.S. stock market experienced gains (S&P 500® Index 8.63%) despite the tighter monetary policy implemented by the Federal Reserve. In early March, Silvergate Bank, Silicon Valley Bank, and Signature Bank collapsed, creating fear of widespread bank runs and potential systematic risks. Consequently, U.S. financial regulators announced a range of measures, including guarantees on all bank deposits of failed institutions, the provision of emergency liquidity, and the swift resolution of troubled banks.

Despite aggressive rate hikes by the Federal Reserve, the economy performed well, exhibiting positive U.S. Gross Domestic Product growth (2.6% in Q4 2022 and 1.3% in Q1 2023) and a moderating inflationary environment.

During the six-months ended April 30, 2023, the Huber Small Cap Value Fund (“Small Cap Value Fund”) underperformed the Bloomberg US 2000 Value Index, the Fund’s primary benchmark. The Huber Mid Cap Value Fund (“Mid Cap Value Fund”) underperformed the Bloomberg US 2500 Value Index, its primary benchmark. The Huber Large Cap Value Fund (“Large Cap Value Fund’) underperformed the Bloomberg US 1000 Value Index and underperformed the S&P 500® Index. The Huber Select Large Cap Value Fund (“Select Large Cap Fund”) outperformed the Bloomberg US 1000 Value Index and underperformed the S&P 500® Index.

Small Cap Value Fund Review

For the six-month period ended April 30, 2023, the Small Cap Value Fund Institutional Class and Investor Class returned -5.48% and -5.54%, respectively, underperforming the -4.69% return for the Bloomberg US 2000 Value Index and the -2.91% total return for the Bloomberg US 2000 Index. On a sector basis, financials and communication services were the top positive contributors to relative performance, while materials and energy were the largest detractors.

Within financials, the Fund benefitted from its ownership of First Citizens BancShares (“FCNCA”), a provider of banking products and services to individuals, businesses, and organizations. During the period, First Citizens BancShares experienced a notable benefit through the successful acquisition of distressed assets from Silicon Valley Bank at a favorable price. This accomplishment was credited to their established reputation for acquiring struggling competitors, allowing them to capitalize on the opportunity.

Within communication services, the Fund benefitted from its ownership in Lions Gate Entertainment (“LGF/B”), a global film and television production company. Lions Gate’s strong performance during the period was attributed to management’s ongoing efforts to spin off their studio assets, which is anticipated to occur in 2023. Additionally, Lions Gate benefitted from a successful launch of John Wick: Chapter 4, which showcased the robustness of the theater industry.

Within materials, the Fund was negatively impacted by its ownership of Mercer International Inc. (“MERC”), a diversified global manufacturing company that produces and supplies a wide range of specialty materials, chemicals, and pulp products. The sluggish demand and pricing for pulp in China, mainly due to the delayed reopening of the Chinese economy after the removal of COVID restrictions, led to Mercer’s underperformance.

Within energy, the Fund was negatively impacted by its ownership of Tetra Technologies (“TTI”), an oilfield services and industrial chemicals supplier. During the period, Tetra Technologies’ performance was impacted by short-term concerns related to lower natural gas prices and company-specific issues regarding development timelines in their clean energy businesses and potential CapEx spending. Despite these headwinds, we believe that Tetra Technologies has considerable potential for growth and long-term shareholder outperformance.

Mid Cap Value Fund Review

For the six-month period ended April 30, 2023, the Mid Cap Value Fund Institutional and Investor classes each returned -9.22%, underperforming the -1.81% return for the Bloomberg US 2500 Value Index. On a sector level the greatest positive contributors were financials and industrials, while the largest detractors were materials and energy.

Within financials, the Fund benefited from its ownership of First Citizens BancShares (“FCNCA”), which was discussed earlier in this report.

Within industrials, the Fund benefited from its ownership of KBR (“KBR”), a government services firm that supports military and civilian agencies.  KBR outperformed due to a strong Q1 earnings release and management’s reaffirmation of their escalating confidence in attaining their ambitious long-term earnings objectives.

Within materials, the Fund was negatively impacted by its ownership of Mercer International Inc. (“MERC”), which was discussed earlier in this report.

Within energy, the Fund was negatively impacted by its ownership of Tetra Technologies (“TTI”), which was discussed earlier in this report.

Large Cap Value Fund Review

For the six-month period ended April 30, 2023, the Large Cap Value Fund Institutional and Investor classes returned 1.98% and 1.82%, respectively, underperforming the 2.35% return for the Bloomberg US 1000 Value Index and the 8.63% return of the S&P 500® Index.  Information technology and health care were the most positive sector contributors, while energy and materials were the largest detractors.

Within information technology, the Fund benefitted from its ownership of Microsoft Corp. (“MSFT”), a global software and cloud services provider. Microsoft benefited in the period due to strong performance across all business lines. Although growth rates have slowed, the market’s concern regarding widespread contraction in cloud services was exaggerated. MSFT continued to enjoy growth driven by secular tailwinds.

Within health care, the Fund benefitted in the period from its holdings in drug developer and manufacturer Eli Lilly (“LLY”). Eli Lilly’s outperformance in the period was driven by strong consumer demand for Mounjaro, Eli Lilly’s breakthrough drug used in the treatment of both type 2 diabetes and obesity.

Within materials, the Fund was negatively impacted by its ownership of Mercer International Inc. (“MERC”), which was discussed earlier in this report.

Within energy, the Fund was negatively impacted by its ownership of Golar LNG Ltd. (“GLNG”), an operator of liquefied natural gas (LNG) carrying and transportation vessels and liquefaction vessels.

During the period, Golar LNG Ltd. was negatively impacted by a decline in prices of liquefied natural gas (LNG). However, we believe the company’s long-term contracts act as a potential safeguard, helping to mitigate the impact of LNG price fluctuations and protecting its earnings.

Select Large Cap Value Fund Review

For the six-month period ended April 30, 2023, the Select Large Cap Value Fund Institutional and Investor classes returned 3.43% and 3.25%, respectively, outperforming the 2.35% return for the Bloomberg US 1000 Value Index and underperforming the 8.63% return of the S&P 500® Index.  Information technology and health care were the largest sector contributors, while materials and industrials were the largest detractors.

Within information technology, the Fund benefitted from its ownership of Microsoft Corp. (“MSFT”), which was discussed earlier in this report.

Within health care, the Fund benefitted from its ownership of Eli Lilly (“LLY”), which was discussed earlier in this report.

Within materials, the Fund was negatively impacted by its ownership of Mercer International Inc. (“MERC”), which was discussed earlier in this report.

Within industrials, the Fund was negatively impacted by its ownership of Northrop Grumman Corporation (“NOC”), a global aerospace and defense technology company that specializes in providing advanced systems, products, and solutions for missions critical to national security. Northrop Grumman underperformed during the period as investors’ concerns grew regarding the outlook for U.S. defense spending.

Outlook

We emphasize the difficulty in predicting economic recessions and remain steadfast to Huber Capital’s core philosophy of investing in stocks we view as under-appreciated with favorable long-term fundamentals.

The Huber Capital team remains committed to our philosophy and process, populating its Funds with companies we believe embody meaningful upside potential and tangible valuation support.  It continues to be our view that a company’s valuation ultimately reverts to reflect its normalized cash generation capabilities and that investing in companies trading at a discount to normalized earnings can produce attractive risk-adjusted returns over time.

Consistent with our value philosophy, we strive to generate outperformance through fundamental bottom-up investing, rather than betting on macroeconomic factors.  In our view, benchmarks have become price momentum strategies, a trend exacerbated by the shift to passive investing, and index sector weights often fail to reflect factor weights in the broader economy.  Furthermore, frequently used classification schema (e.g. GICS) may assign companies to sectors which, we believe, may not accurately reflect a company’s primary exposure. For this reason, although we maintain macroeconomic factor neutrality, we may at certain times appear over- or under-weight relative to the sector weights of the Funds’ corresponding benchmarks.

Currently, relative to the Bloomberg US 2000 Value Index, the Small Cap Value Fund is overweight Energy, Financials, Industrials, Communication Services, and Materials and underweight Information Technology, Consumer Discretionary, Utilities, Consumer Staples, Health Care, and Real Estate. Relative to the Bloomberg US 1000 Value Index, the Select Large Cap Value Fund is overweight Information Technology, Energy, Industrials, Financials, Consumer Discretionary, Health Care, and Materials and underweight Communication Services, Real Estate, Utilities, and Consumer Staples. Relative to the Bloomberg US 1000 Value Index, the Large Cap Value Fund is overweight Energy, Industrials, Information Technology, and Financials and underweight Consumer Discretionary, Health Care, Materials, Communication Services, Utilities, Real Estate, and Consumer Staples. Relative to the Bloomberg US 2500 Value Index, the Mid Cap Value Fund is overweight Energy, Industrials, Communication Services, Materials and Financials and underweight Information Technology, Utilities, Consumer Staples, Health Care, Real Estate, and Consumer Discretionary.

Thank you for your support and for entrusting us with your investment dollars.  We continue to work hard to earn your trust and aim to meet your investment needs in the years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The risks are greater for investments in emerging markets.  Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio.  Investments in initial public offerings (“IPOs”) carry additional risk such as market and liquidity risk and can fluctuate considerably.  When a Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Value stocks have a lower expected growth rate in earnings and sales, versus growth stocks.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Bloomberg US 1000 Value Index is screened from the Bloomberg US 1000 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative.  The Index is market-capitalization-weighted.

The Bloomberg US 2500 Value Index is screened from the Bloomberg US 2500 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative. The Index is market-capitalization-weighted.

The Bloomberg US 2000 Value Index is screened from the Bloomberg US 2000 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative. The Index is market-capitalization-weighted.

The Bloomberg US 2000 Index is a float market-cap-weighted benchmark of the lower 2000 in capitalization of the Bloomberg US 3000 Index.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

Indices in general do not reflect the payment of transaction costs, fees and expenses associated with actual investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices. It is not possible to invest directly in an index. The Funds’ returns may not correlate with the returns of their benchmark indexes.

Short term performance may reflect conditions that are unsustainable and thus are unlikely to be repeated in the future.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Gross domestic product (GDP) is a monetary measure of the market value of all the final goods and services produced in a specific time period by a country or countries.

CapEx is a capital expenditure, sometimes called a capital expense, which is money a company uses to purchase, maintain, or expand fixed assets.

The Funds are distributed by Quasar Distributors, LLC.

Huber Funds

EXPENSE EXAMPLE – April 30, 2023 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested in each Fund at the beginning of the period and held for the entire period (11/1/22 – 4/30/23).

Actual Expenses
For each class of the Select Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Value Fund and the Mid Cap Value Fund, two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  You may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Huber Funds

EXPENSE EXAMPLE – April 30, 2023 (Unaudited), Continued

Select Large Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/22	4/30/23	11/1/22 – 4/30/23	Ratio*
Investor Class
Actual	$1,000.00	$1,032.50	$6.75	1.34%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.15	$6.71	1.34%

Institutional Class
Actual	$1,000.00	$1,034.30	$4.99	0.99%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.89	$4.96	0.99%

Small Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/22	4/30/23	11/1/22 – 4/30/23	Ratio*
Investor Class
Actual	$1,000.00	$ 944.60	$7.38	1.53%
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.21	$7.65	1.53%

Institutional Class
Actual	$1,000.00	$ 945.20	$6.51	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.10	$6.76	1.35%

Large Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/22	4/30/23	11/1/22 – 4/30/23	Ratio*

Investor Class
Actual	$1,000.00	$1,018.20	$5.00	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

Institutional Class
Actual	$1,000.00	$1,019.80	$3.76	0.75%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.08	$3.76	0.75%

Huber Funds

EXPENSE EXAMPLE – April 30, 2023 (Unaudited), Continued

Mid Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/22	4/30/23	11/1/22 – 4/30/23	Ratio*
Investor Class
Actual	$1,000.00	$ 907.80	$4.97	1.05%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.59	$5.26	1.05%
Institutional Class
Actual	$1,000.00	$ 907.80	$4.73	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

*
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2023 (Unaudited)

HUBER SELECT LARGE CAP VALUE FUND

HUBER SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2023 (Unaudited)

HUBER LARGE CAP VALUE FUND

HUBER MID CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Select Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited)

Shares	COMMON STOCKS - 98.01%	Value

	Aerospace & Defense - 4.93%
8,593	Northrop Grumman Corp.	$3,963,693

	Automotive - 1.50%
113,227	Goodyear Tire & Rubber Co. (a)	1,208,132

	Banking - 17.68%
80,846	Bank of America Corp.	2,367,171
81,368	Citigroup, Inc.	3,829,992
1,000	First Citizens BancShares, Inc. - Class A	1,007,180
81,526	First Horizon Corp.	1,430,782
18,233	JPMorgan Chase & Co.	2,520,530
80,000	Regions Financial Corp.	1,460,800
49,100	Truist Financial Corp.	1,599,678
		14,216,133

	Biotech & Pharmaceuticals - 13.08%
20,437	Eli Lilly & Co.	8,090,191
17,793	Merck & Co., Inc.	2,054,558
9,530	Pfizer, Inc.	370,621
		10,515,370

	Chemicals - 2.19%
17,352	Innospec, Inc.	1,763,484

	Commercial and Industrial Machinery and
	Equipment Rental and Leasing - 1.30%
2,900	United Rentals, Inc.	1,047,219

	Consumer Services - 3.45%
104,080	Rent-A-Center, Inc.	2,774,773

	Electric Utilities - 0.98%
6,977	Constellation Energy Corp.	540,020
5,933	Exelon Corp.	251,796
		791,816

	Electrical Equipment - 0.51%
3,357	TE Connectivity Ltd. - ADR	410,796

	Entertainment Content - 2.97%
180,000	Lions Gate Entertainment
	Corp. - Class B (a)(b)	1,920,600
20,200	ViacomCBS, Inc. - Class B	471,266
		2,391,866

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 98.01%, Continued	Value

	Food - 0.89%
11,458	Tyson Foods, Inc. - Class A	$716,011

	Forestry, Paper & Wood Products - 2.63%
217,139	Mercer International, Inc.	2,112,762

	Home Construction - 0.68%
5,560	Lennar Corp. - Class B	543,879

	Insurance - 2.20%
74,421	CNO Financial Group, Inc.	1,670,007
1,269	Voya Financial, Inc.	97,053
		1,767,060

	Oil & Gas Producers - 15.51%
98,400	BP plc - ADR	3,963,552
9,300	Devon Energy Corp.	496,899
149,900	Golar LNG Ltd. (a)	3,402,730
22,300	New Fortress Energy, Inc.	675,467
63,500	Shell plc - Class A - ADR	3,935,730
		12,474,378

	Retail - Discretionary - 2.02%
5,398	Home Depot, Inc.	1,622,315

	Software - 10.67%
27,928	Microsoft Corp.	8,581,158

	Specialty Finance - 2.10%
38,509	Enova International, Inc. (a)	1,691,315

	Technology Hardware - 0.29%
16,471	Hewlett Packard Enterprise Co.	235,865

	Technology Services - 8.58%
99,777	KBR, Inc.	5,660,349
3,259	Mastercard, Inc. - Class A	1,238,518
		6,898,867

	Telecommunications - 2.97%
135,300	AT&T, Inc.	2,390,751

	Tobacco & Cannabis - 0.28%
2,259	Philip Morris International, Inc.	225,832

	Transport Services - 0.59%
2,100	FedEx Corp.	478,338

	TOTAL COMMON STOCKS
	(Cost $44,675,170)	78,821,813

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited), Continued

Shares	MONEY MARKET FUNDS - 1.31%	Value
526,120	First American Government Obligations
	Fund, Institutional Class, 4.73% (c)	$526,120
526,120	First American Treasury Obligations
	Fund, Institutional Class, 4.77% (c)	526,120
	TOTAL MONEY MARKET FUNDS
	(Cost $1,052,240)	1,052,240
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $45,727,410) - 99.32%	79,874,053
	Other Assets in Excess
	of Liabilities - 0.68%	547,979
	NET ASSETS - 100.00%	$80,422,032

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited)

Shares	COMMON STOCKS - 97.43%	Value

	Asset Management - 2.24%
6,781	Virtus Investment Partners, Inc.	$1,235,566

	Automotive - 6.97%
100,148	Commercial Vehicle Group, Inc. (a)	734,085
66,181	Goodyear Tire & Rubber Co. (a)	706,151
73,696	Miller Industries, Inc.	2,402,489
		3,842,725

	Banking - 22.76%
23,790	C&F Financial Corp.	1,266,818
31,680	Capstar Financial Holdings, Inc.	423,878
188,925	Carter Bankshares, Inc. (a)	2,427,686
12,541	First Bancorp	386,012
2,683	First Citizens BancShares, Inc. - Class A	2,702,264
115,279	First Horizon Corp.	2,023,146
79,705	First United Corp.	1,193,184
33,136	HomeTrust Bancshares, Inc.	691,548
22,959	Northrim BanCorp, Inc.	793,234
9,241	South State Corp.	637,444
		12,545,214

	Biotech & Pharmaceuticals - 1.02%
224,700	Cipher Pharmaceuticals, Inc. (a)(b)	563,885

	Chemicals - 2.65%
14,387	Innospec, Inc.	1,462,151

	Commercial Support Services - 1.24%
20,100	H&R Block, Inc.	681,591

	Consumer Services - 5.21%
107,784	Rent-A-Center, Inc.	2,873,521

	Entertainment Content - 4.86%
251,106	Lions Gate Entertainment
	Corp. - Class B (a)(c)	2,679,301

	Forestry, Paper & Wood Products - 3.97%
224,865	Mercer International, Inc.	2,187,936

	Health Care Facilities & Services - 1.54%
13,884	Select Medical Holdings Corp.	423,462
5,801	Tenet Healthcare Corp. (a)	425,329
		848,791

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.43%, Continued	Value

	Home Construction - 0.39%
5,000	Taylor Morrison Home Corp. (a)	$215,450

	Insurance - 2.74%
67,244	CNO Financial Group, Inc.	1,508,956

	Leisure Facilities & Services - 1.63%
77,954	Boston Pizza Royalties Income Fund (b)	898,153

	Leisure Products - 2.23%
54,884	JAKKS Pacific, Inc. (a)	1,229,402

	Media & Entertainment - 0.48%
91,958	System1, Inc. (a)	264,839

	Metals & Mining - 0.95%
43,537	Sprott Physical Uranium Trust (a)(b)	523,145

	Oil & Gas Producers - 10.59%
181,238	Golar LNG Ltd. (a)	4,114,103
800	Gulfport Energy Corp. (a)	72,368
377,930	W&T Offshore, Inc. (a)	1,651,554
		5,838,025

	Oil & Gas Services & Equipment - 6.87%
441,865	CSI Compressco LP	521,401
115,888	Ranger Energy Services, Inc. (a)	1,297,946
690,298	TETRA Technologies, Inc. (a)	1,967,349
		3,786,696

	Specialty Finance - 2.45%
30,702	Enova International, Inc. (a)	1,348,432

	Technology Hardware - 5.13%
127,096	Comtech Telecommunications Corp.	1,315,444
159,362	Xperi, Inc. (a)	1,512,345
		2,827,789

	Technology Services - 11.49%
84,475	KBR, Inc.	4,792,267
15,110	Science Applications International Corp.	1,541,673
		6,333,940
	TOTAL COMMON STOCKS
	(Cost $36,761,879)	53,695,508

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited), Continued

Shares	REIT - 1.92%	Value

	REIT: Industrial - 1.92%
16,937	Granite Real Estate Investment Trust	$1,056,869
	TOTAL REIT
	(Cost $521,812)	1,056,869

	MONEY MARKET FUNDS - 1.22%
337,335	First American Government Obligations Fund,
	Institutional Class, 4.73% (d)	337,335
337,335	First American Treasury Obligations Fund,
	Institutional Class, 4.77% (d)	337,335
	TOTAL MONEY MARKET FUNDS
	(Cost $674,670)	674,670
	TOTAL INVESTMENTS IN SECURITIES
	(Cost ($37,958,361) - 100.57%	55,427,047
	Liabilities in Excess
	of Other Assets - (0.57)%	(313,602)
	NET ASSETS - 100.00%	$55,113,445

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited

Shares	COMMON STOCKS - 99.06%	Value

	Aerospace & Defense - 3.14%
700	Northrop Grumman Corp.	$322,889

	Automotive - 0.91%
8,803	Goodyear Tire & Rubber Co. (a)	93,928

	Banking - 15.24%
11,000	Bank of America Corp.	322,080
6,500	Citigroup, Inc.	305,955
26,292	First Horizon Corp.	461,425
1,100	JPMorgan Chase & Co.	152,064
9,000	Regions Financial Corp.	164,340
5,000	Truist Financial Corp.	162,900
		1,568,764

	Biotech & Pharmaceuticals - 10.74%
2,000	Eli Lilly & Co.	791,720
1,100	Merck & Co., Inc.	127,017
4,800	Pfizer, Inc.	186,672
		1,105,409

	Commercial and Industrial Machinery and
	Equipment Rental and Leasing - 0.70%
200	United Rentals, Inc.	72,222

	Consumer Services - 2.79%
10,759	Rent-A-Center, Inc.	286,835

	Electric Utilities - 2.86%
300	American Electric Power Co., Inc.	27,726
533	Constellation Energy Corp.	41,254
900	Entergy Corp.	96,822
1,600	Exelon Corp.	67,904
800	NextEra Energy, Inc.	61,304
		295,010

	Electrical Equipment - 0.36%
300	TE Connectivity Ltd. - ADR	36,711

	Entertainment Content - 3.58%
28,200	Lions Gate Entertainment
	Corp. - Class B (a)(b)	300,894
2,900	ViacomCBS, Inc. - Class B	67,657
		368,551

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 99.06%, Continued	Value

	Food - 1.21%
500	Lamb Weston Holdings, Inc.	$55,905
1,100	Tyson Foods, Inc. - Class A	68,739
		124,644

	Forestry, Paper & Wood Products - 2.45%
25,933	Mercer International, Inc.	252,328

	Health Care Facilities & Services - 0.33%
1,100	Select Medical Holdings Corp.	33,550

	Institutional Financial Services - 0.67%
200	Goldman Sachs Group, Inc.	68,688

	Insurance - 1.76%
8,073	CNO Financial Group, Inc.	181,158

	Management of Companies
	and Enterprises - 5.60%
9,300	Royal Dutch Shell plc - Class A - ADR	576,414

	Oil & Gas Producers - 13.18%
13,700	BP plc - ADR	551,836
1,000	Chesapeake Energy Corp.	82,680
31,803	Golar LNG Ltd. (a)	721,928
		1,356,444

	Retail - Consumer Staples - 2.20%
1,500	Wal-Mart Stores, Inc.	226,455

	Retail - Discretionary - 1.75%
600	Home Depot, Inc.	180,324

	Software - 8.59%
2,600	Microsoft Corp.	798,876
900	Oracle Corp.	85,248
		884,124

	Specialty Finance - 2.18%
5,110	Enova International, Inc. (a)	224,431

	Technology Services - 15.22%
23,530	KBR, Inc.	1,334,857
550	Mastercard, Inc. - Class A	209,017
100	Visa, Inc. - Class A	23,273
		1,567,147

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 99.06%, Continued	Value

	Telecommunications - 2.37%
13,800	AT&T, Inc.	$243,846

	Tobacco & Cannabis - 0.58%
600	Philip Morris International, Inc.	59,982

	Transport Services - 0.66%
300	FedEx Corp.	68,334

	TOTAL COMMON STOCKS
	(Cost $5,561,541)	10,198,188

	MONEY MARKET FUNDS - 0.87%
44,703	First American Government Obligations Fund,
	Institutional Class, 4.73% (c)	44,703
44,703	First American Treasury Obligations Fund,
	Institutional Class, 4.77% (c)	44,703
	TOTAL MONEY MARKET FUNDS
	(Cost $89,406)	89,406
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $5,650,947) - 99.93%	10,287,594
	Other Assets in Excess
	of Liabilities - 0.07%	7,719
	NET ASSETS - 100.00%	$10,295,313

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited)

Shares	COMMON STOCKS - 91.34%	Value

	Aerospace & Defense - 1.70%
300	Northrop Grumman Corp.	$138,381

	Asset Management - 0.24%
109	Virtus Investment Partners, Inc.	19,861

	Automotive - 1.06%
8,100	Goodyear Tire & Rubber Co. (a)	86,427

	Banking - 18.48%
5,800	Citigroup, Inc.	273,006
350	First Citizens BancShares, Inc. - Class A	352,513
23,417	First Horizon Corp.	410,968
3,000	Regions Financial Corp.	54,780
2,052	South State Corp.	141,547
8,200	Truist Financial Corp.	267,156
		1,499,970

	Biotech & Pharmaceuticals - 1.11%
2,500	GSK plc - ADR	90,075

	Chemicals - 3.49%
2,788	Innospec, Inc.	283,344

	Commercial and Industrial Machinery and
	Equipment Rental and Leasing - 0.44%
100	United Rentals, Inc.	36,111

	Consumer Services - 3.48%
10,600	Rent-A-Center, Inc.	282,596

	Electric Utilities - 0.53%
400	Entergy Corp.	43,032

	Entertainment Content - 2.13%
7,400	ViacomCBS, Inc. - Class B	172,642

	Food - 0.69%
700	Conagra Brands, Inc.	26,572
266	Lamb Weston Holdings, Inc.	29,741
		56,313

	Forestry, Paper & Wood Products - 2.98%
24,900	Mercer International, Inc.	242,277

	Gas & Water Utilities - 1.31%
1,900	National Fuel Gas Co.	106,210

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 91.34%, Continued	Value

	Health Care Facilities & Services - 2.18%
2,200	Select Medical Holdings Corp.	$67,100
1,500	Tenet Healthcare Corp. (a)	109,980
		177,080

	Insurance - 1.25%
4,510	CNO Financial Group, Inc.	101,204

	Leisure Products - 1.42%
5,139	JAKKS Pacific, Inc. (a)	115,114

	Metals & Mining - 1.27%
8,550	Sprott Physical Uranium Trust (a)(b)	102,738

	Oil & Gas Producers - 14.58%
1,000	Chesapeake Energy Corp.	82,680
2,500	Devon Energy Corp.	133,575
27,339	Golar LNG Ltd. (a)	620,596
2,000	New Fortress Energy, Inc.	60,580
65,366	W&T Offshore, Inc. (a)	285,649
		1,183,080

	Oil & Gas Services & Equipment - 5.02%
142,924	TETRA Technologies, Inc. (a)	407,333

	Semiconductor and Other Electronic
	Component Manufacturing - 2.18%
18,622	Xperi, Inc. (a)	176,723

	Software - 2.00%
1,300	VMware, Inc. (a)	162,539

	Specialty Finance - 3.19%
5,904	Enova International, Inc. (a)	259,304

	Support Activities for Mining - 0.83%
5,997	Ranger Energy Services, Inc. (a)	67,166

	Technology Services - 13.59%
18,185	KBR, Inc.	1,031,635
700	Science Applications International Corp.	71,421
		1,103,056

	Telecommunications - 3.37%
15,500	AT&T, Inc.	273,885

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 91.34%, Continued	Value

	Transport Services - 2.81%
1,000	FedEx Corp.	$227,780

	TOTAL COMMON STOCKS
	(Cost $5,363,354)	7,414,241

	REIT - 0.84%

	REIT: Industrial - 0.84%
1,100	Granite Real Estate Investment Trust	68,640

	TOTAL REIT
	(Cost $29,536)	68,640

	MONEY MARKET FUNDS - 8.46%
343,254	First American Government Obligations Fund,
	Institutional Class, 4.73% (d)	343,254
343,254	First American Treasury Obligations Fund,
	Institutional Class, 4.77% (d)	343,254
	TOTAL MONEY MARKET FUNDS
	(Cost $686,508)	686,508
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $6,079,398) - 100.64%	8,169,389
	Liabilities in Excess
	of Other Assets - (0.64)%	(52,255)
	NET ASSETS - 100.00%	$8,117,134

REIT	Real Estate Investment Trust
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

Huber Funds

(This Page Intentionally Left Blank.)

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2023 (Unaudited)

	Huber Select	Huber
	Large Cap	Small Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $45,727,410 and
$37,958,361, respectively)	$79,874,053	$55,427,047
Cash	18,233	5,190
Receivables
Fund shares issued	536,548	600
Return of capital receivable	—	4,419
Dividends and interest	74,851	32,891
Dividend tax reclaim	11,054	5,327
Prepaid expenses	17,824	15,837
Total assets	80,532,563	55,491,311
LIABILITIES
Payables
Fund shares redeemed	4,000	—
Investment securities purchased	—	239,551
Advisory fees	39,898	39,002
12b-1 distribution fees	18,832	38,199
Administration fees	8,338	12,669
Audit fees	11,157	11,157
Chief Compliance Officer fee	1,828	1,828
Custody fees	1,574	2,196
Fund accounting fees	4,721	5,452
Shareholder servicing fees	12,530	16,927
Transfer agent fees and expenses	5,248	7,723
Accrued expenses	2,405	3,162
Total liabilities	110,531	377,866
NET ASSETS	$80,422,032	$55,113,445

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2023 (Unaudited), Continued

	Huber Select	Huber
	Large Cap	Small Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$17,785,633	$24,001,845
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	713,456	1,083,680
Net asset value, offering and
redemption price per share (Note 1)^	$24.93	$22.15
Institutional Class
Net assets applicable to shares outstanding	$62,636,399	$31,111,600
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	2,516,393	1,387,080
Net asset value, offering and
redemption price per share (Note 1)^	$24.89	$22.43

COMPONENTS OF NET ASSETS
Paid-in capital	$50,366,753	$50,590,906
Total distributable earnings	30,055,279	4,522,539
Net assets	$80,422,032	$55,113,445

^	A redemption fee of 1% is assessed against shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2023 (Unaudited)

	Huber	Huber
	Large Cap	Mid Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $5,650,947 and
$6,079,398, respectively)	$10,287,594	$8,169,389
Cash	1,100	—
Receivables
Fund shares sold	600	—
Dividends and interest	7,029	10,187
Dividend tax reclaim	742	22
Due from Adviser (Note 4)	11,552	11,066
Prepaid expenses	29,059	29,563
Total assets	10,337,676	8,220,227
LIABILITIES
Payables
Investment securities purchased	—	66,483
12b-1 distribution fees	4,118	327
Administration fees	8,915	8,942
Audit fees	11,158	11,158
Chief Compliance Officer fee	1,828	1,829
Custody fees	1,304	1,443
Fund accounting fees	5,674	5,610
Shareholder servicing fees	2,610	881
Transfer agent fees and expenses	5,198	5,109
Accrued expenses	1,558	1,311
Total liabilities	42,363	103,093
NET ASSETS	$10,295,313	$8,117,134

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2023 (Unaudited), Continued

	Huber	Huber
	Large Cap	Mid Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$1,572,394	$467,565
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	84,265	35,132
Net asset value, offering and
redemption price per share (Note 1)^	$18.66	$13.31
Institutional Class
Net assets applicable to shares outstanding	$8,722,919	$7,649,569
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	465,249	574,134
Net asset value, offering and
redemption price per share (Note 1)^	$18.75	$13.32
COMPONENTS OF NET ASSETS
Paid-in capital	$6,937,423	$7,006,090
Total distributable earnings	3,357,890	1,111,044
Net assets	$10,295,313	$8,117,134

^	A redemption fee of 1% is assessed against shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2023 (Unaudited)

	Huber Select	Huber
	Large Cap	Small Cap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $1,021 and $14,947, respectively)	$957,023	$432,064
Interest	42,684	21,013
Total investment income	999,707	453,077
Expenses
Advisory fees (Note 4)	278,427	277,646
Administration fees (Note 4)	41,052	39,309
Transfer agent fees and expenses (Note 4)	23,528	24,715
12b-1 distribution fees - Investor Class (Note 6)	21,481	13,386
Fund accounting fees (Note 4)	17,797	16,519
Registration fees	15,449	15,096
Audit fees	11,157	11,158
Shareholder servicing fees - Investor Class (Note 5)	8,592	8,518
Trustee fees and expenses	7,069	7,069
Chief Compliance Officer fee (Note 4)	5,578	5,578
Custody fees (Note 4)	3,469	6,942
Reports to shareholders	3,313	3,475
Miscellaneous expense	2,956	2,965
Legal fees	2,867	2,770
Insurance expense	1,128	1,114
Total expenses	443,863	436,260
Less: advisory fee waiver (Note 4)	(46,266)	(35,748)
Net expenses	397,597	400,512
Net investment income	602,110	52,565
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on:
Investments	(1,605,737)	(106,448)
Foreign currency	—	(1,030)
Net change in unrealized appreciation/(depreciation) on:
Investments	3,611,337	(3,153,992)
Foreign currency	—	280
Net realized and unrealized gain/(loss)
on investments and foreign currency	2,005,600	(3,261,190)
Net Increase/(Decrease) in Net Assets
Resulting from Operations	$2,607,710	$(3,208,625)

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2023 (Unaudited)

	Huber	Huber
	Large Cap	Mid Cap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $145 and $528, respectively)	$126,280	$98,555
Interest	4,903	7,870
Total investment income	131,183	106,425
Expenses
Administration fees (Note 4)	26,445	26,439
Transfer agent fees and expenses (Note 4)	16,033	15,934
Fund accounting fees (Note 4)	15,473	15,511
Registration fees	14,179	14,462
Audit fees	11,158	11,158
Trustee fees and expenses	7,852	7,069
Chief Compliance Officer fee (Note 4)	5,578	5,579
Custody fees (Note 4)	2,888	3,186
Miscellaneous expense	2,854	3,463
Legal fees	2,771	2,770
12b-1 distribution fees - Investor Class (Note 6)	1,898	120
Reports to shareholders	1,894	1,827
Insurance expense	910	899
Total expenses	109,933	108,417
Less: advisory fee waiver and
expenses reimbursed (Note 4)	(70,495)	(66,788)
Net expenses	39,438	41,629
Net investment income	91,745	64,796

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	(89,864)	(268,284)
Foreign currency	—	6
Net change in unrealized appreciation/(depreciation) on:
Investments	194,951	(583,609)
Foreign currency	—	6
Net realized and unrealized gain/(loss)
on investments and foreign currency	105,087	(851,881)
Net Increase/(Decrease) in Net Assets
Resulting from Operations	$196,832	$(787,085)

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2023	Year Ended
	(Unaudited)	October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$602,110	$413,357
Net realized loss on investments	(1,605,737)	(1,873,017)
Net change in unrealized
appreciation/(depreciation) on investments	3,611,337	1,954,330
Net increase in net assets
resulting from operations	2,607,710	494,670
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(109,488)	(20,037)
Net dividends and distributions to shareholders –
Institutional Class shares	(461,084)	(236,551)
Total distributions to shareholders	(570,572)	(256,588)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	10,400,971	20,702,454
Total increase in net assets	12,438,109	20,940,536
NET ASSETS
Beginning of period	67,983,923	47,043,387
End of period	$80,422,032	$67,983,923

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2023		Year Ended
	(Unaudited)		October 31, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	83,421	$2,027,688	477,071	$11,539,821
Shares issued on
reinvestments
of distributions	4,356	105,894	773	18,837
Shares redeemed**	(59,563)	(1,445,124)	(48,371)	(1,139,222)
Net increase	28,214	$688,458	429,473	$10,419,436
** Net of redemption
fees of		$—		$545

	Institutional Class
	Six Months Ended
	April 30, 2023		Year Ended
	(Unaudited)		October 31, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	540,815	$13,076,375	682,749	$16,134,325
Shares issued on
reinvestments
of distributions	18,687	452,975	7,238	175,670
Shares redeemed**	(158,378)	(3,816,837)	(246,908)	(6,026,977)
Net increase	401,124	$9,712,513	443,079	$10,283,018
** Net of redemption
fees of		$178		$995

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2023	Year Ended
	(Unaudited)	October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$52,565	$9,513
Net realized loss on:
Investments	(106,448)	(1,775,545)
Foreign currency	(1,030)	(5,029)
Net change in unrealized
appreciation/(depreciation) on:
Investments	(3,153,992)	2,897,100
Foreign currency	280	(507)
Net increase/(decrease) in net assets
resulting from operations	(3,208,625)	1,125,532
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	—	(234,934)
Net dividends and distributions to shareholders –
Institutional Class shares	—	(312,340)
Total distributions to shareholders	—	(547,274)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	387,644	5,940,881
Total increase/(decrease) in net assets	(2,820,981)	6,519,139
NET ASSETS
Beginning of period	57,934,426	51,415,287
End of period	$55,113,445	$57,934,426

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2023		Year Ended
	(Unaudited)		October 31, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	47,531	$1,084,526	102,542	$2,359,466
Shares issued on
reinvestments
of distributions	—	—	10,147	229,323
Shares redeemed**	(34,493)	(783,542)	(108,717)	(2,408,749)
Net increase	13,038	$300,984	3,972	$180,040
** Net of redemption
fees of		$—		$2,485

	Institutional Class
	Six Months Ended
	April 30, 2023		Year Ended
	(Unaudited)		October 31, 2022
Shares	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	37,056	$859,649	285,298	$6,609,452
Shares issued on
reinvestments
of distributions	—	—	5,443	124,260
Shares redeemed**	(33,504)	(772,989)	(42,671)	(972,871)
Net increase	3,552	$86,660	248,070	$5,760,841
** Net of redemption
fees of		$272		$2,777

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2023	Year Ended
	(Unaudited)	October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$91,745	$136,622
Net realized loss on investments	(89,864)	(546,460)
Net change in unrealized
appreciation/(depreciation) on investments	194,951	383,722
Net increase/(decrease) in net assets
resulting from operations	196,832	(26,066)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(20,900)	(18,780)
Net dividends and distributions to shareholders –
Institutional Class shares	(136,174)	(111,808)
Total distributions to shareholders	(157,074)	(130,588)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	153,953	(196,063)
Total increase/(decrease) in net assets	193,711	(352,717)
NET ASSETS
Beginning of period	10,101,602	10,454,319
End of period	$10,295,313	$10,101,602

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2023		Year Ended
	(Unaudited)		October 31, 2022
Shares	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,161	$21,283	2,971	$55,612
Shares issued on
reinvestments
of distributions	1,134	20,898	1,009	18,780
Shares redeemed	(6)	(112)	(9,155)	(172,934)
Net increase/(decrease)	2,289	$42,069	(5,175)	$(98,542)

	Institutional Class
	Six Months Ended
	April 30, 2023		Year Ended
	(Unaudited)		October 31, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	2,783	$53,716
Shares issued on
reinvestments
of distributions	7,365	136,174	2,611	48,777
Shares redeemed**	(1,306)	(24,290)	(10,263)	(200,014)
Net increase/(decrease)	6,059	$111,884	(4,869)	$(97,521)
** Net of redemption
fees of		$—		$1

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2023	Year Ended
	(Unaudited)	October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$64,796	$71,128
Net realized gain/(loss) on:
Investments	(268,284)	(464,322)
Foreign currency	6	(1,167)
Net change in unrealized
appreciation/(depreciation) on:
Investments	(583,609)	656,800
Foreign currency	6	(14)
Net increase/(decrease) in net assets
resulting from operations	(787,085)	262,425
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(9,347)	(4,836)
Net dividends and distributions to shareholders –
Institutional Class shares	(157,585)	(73,192)
Total distributions to shareholders	(166,932)	(78,028)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	63,424	1,355,659
Total increase/(decrease) in net assets	(890,593)	1,540,056
NET ASSETS
Beginning of period	9,007,727	7,467,671
End of period	$8,117,134	$9,007,727

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2023		Year Ended
	(Unaudited)		October 31, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	6,171	$92,339
Shares issued on
reinvestments
of distributions	666	9,163	334	4,836
Shares redeemed**	—	—	(6,460)	(95,306)
Net increase	666	$9,163	45	$1,869
** Net of redemption
fees of		$—		$41

	Institutional Class
	Six Months Ended
	April 30, 2023		Year Ended
	(Unaudited)		October 31, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	20,460	$255,037	101,994	$1,411,189
Shares issued on
reinvestments
of distributions	11,436	157,585	1,348	19,545
Shares redeemed**	(24,885)	(358,361)	(5,315)	(76,944)
Net increase	7,011	$54,261	98,027	$1,353,790
** Net of redemption
fees of		$—		$622

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	April 30,
	2023		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$24.30		$24.44	$16.33	$17.63	$15.94	$15.76

Income from
investment operations:
Net investment income^	0.16		0.13	0.11	0.10	0.14	0.13
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.63		(0.19)	8.33	(1.26)	1.74	0.15
Total from
investment operations	0.79		(0.06)	8.44	(1.16)	1.88	0.28

Less distributions:
From net investment income	(0.16)		(0.08)	(0.33)	(0.14)	(0.19)	(0.10)
Redemption fees retained	—		0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+
Net asset value, end of period	$24.93		$24.30	$24.44	$16.33	$17.63	$15.94

Total return	3.25	%‡	-0.26%	52.32%	-6.68%	12.03%	1.79%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$17,786		$16,648	$6,251	$5,043	$6,258	$6,023
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.46	%†	1.59%	1.67%	1.66%	1.57%	1.45%
After advisory fee waiver	1.34	%†	1.33%	1.26%	1.35%	1.34%	1.25%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	1.25	%†	0.28%	0.09%	0.30%	0.64%	0.59%
After advisory fee waiver	1.37	%†	0.54%	0.50%	0.61%	0.87%	0.79%
Portfolio turnover rate	15.00	%‡	35.89%	48.63%	19.50%	19.52%	20.00%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	April 30,
	2023		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$24.27		$24.39	$16.32	$17.62	$15.92	$15.81

Income from
investment operations:
Net investment income^	0.20		0.21	0.16	0.17	0.20	0.17
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.63		(0.19)	8.31	(1.28)	1.73	0.16
Total from
investment operations	0.83		0.02	8.47	(1.11)	1.93	0.33

Less distributions:
From net investment income	(0.21)		(0.14)	(0.40)	(0.19)	(0.23)	(0.22)
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	—
Net asset value, end of period	$24.89		$24.27	$24.39	$16.32	$17.62	$15.92

Total return	3.43	%‡	0.07%	52.71%	-6.38%	12.43%	2.07%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$62,636		$51,336	$40,792	$41,902	$43,912	$59,825
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.11	%†	1.25%	1.40%	1.30%	1.22%	1.19%
After advisory fee waiver	0.99	%†	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	1.58	%†	0.61%	0.36%	0.66%	0.99%	0.84%
After advisory fee waiver	1.70	%†	0.87%	0.77%	0.97%	1.22%	1.04%
Portfolio turnover rate	15.00	%‡	35.89%	48.63%	19.50%	19.52%	20.00%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	April 30,
	2023		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$23.45		$23.21	$13.86	$18.02	$16.74	$17.12

Income from
investment operations:
Net investment
income/(loss)^	0.01		(0.02)	(0.04)	0.00 +	0.00 +	0.04
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(1.31)		0.48	9.47	(4.15)	1.31	(0.30)
Total from
investment operations	(1.30)		0.46	9.43	(4.15)	1.31	(0.26)

Less distributions:
From net investment income	—		(0.22)	(0.08)	(0.01)	(0.03)	(0.12)
Redemption fees retained	—		0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+

Net asset value, end of period	$22.15		$23.45	$23.21	$13.86	$18.02	$16.74

Total return	-5.54	%‡	2.02%	68.19%	-23.03%	7.97%	-1.64%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$24,002		$25,107	$24,753	$14,937	$21,003	$24,478
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.66	%†	1.71%	1.86%	2.03%	1.77%	1.65%
After advisory fee waiver	1.53	%†	1.53%	1.56%	1.65%	1.58%	1.56%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver	(0.04	%)†	(0.27%)	(0.48%)	(0.35%)	(0.16%)	0.11%
After advisory fee waiver	0.09	%†	(0.09%)	(0.18%)	0.03%	0.03%	0.20%
Portfolio turnover rate	23.05	%‡	41.12%	75.60%	71.53%	37.26%	39.04%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	April 30,
	2023		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$23.73		$23.48	$14.04	$18.23	$16.95	$17.35

Income from
investment operations:
Net investment income^	0.03		0.03	0.01	0.05	0.04	0.08
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(1.33)		0.49	9.56	(4.20)	1.32	(0.30)
Total from
investment operations	(1.30)		0.52	9.57	(4.15)	1.36	(0.22)

Less distributions:
From net investment income	—		(0.27)	(0.13)	(0.04)	(0.08)	(0.18)
Redemption fees retained^+	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$22.43		$23.73	$23.48	$14.04	$18.23	$16.95

Total return	-5.48	%‡	2.25%	68.47%	-22.80%	8.16%	-1.36%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$31,111		$32,827	$26,662	$18,188	$20,051	$43,959
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.48	%†	1.53%	1.65%	1.73%	1.54%	1.43%
After advisory fee waiver	1.35	%†	1.35%	1.35%	1.35%	1.35%	1.32%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver	0.14	%†	(0.07%)	(0.27%)	(0.05%)	0.07%	0.35%
After advisory fee waiver	0.27	%†	0.11%	0.03%	0.33%	0.26%	0.46%
Portfolio turnover rate	23.05	%‡	41.12%	75.60%	71.53%	37.26%	39.04%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	April 30,
	2023		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$18.58		$18.89	$13.18	$15.69	$14.58	$14.48

Income from
investment operations:
Net investment income^	0.15		0.21	0.20	0.20	0.22	0.17
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.18		(0.31)	5.74	(2.52)	1.08	0.14
Total from
investment operations	0.33		(0.10)	5.94	(2.32)	1.30	0.31

Less distributions:
From net investment income	(0.25)		(0.21)	(0.23)	(0.19)	(0.19)	(0.21)
Net asset value, end of period	$18.66		$18.58	$18.89	$13.18	$15.69	$14.58
Total return	1.82	%‡	-0.50%	45.52%	-15.00%	9.17%	2.15%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$1,572		$1,523	$1,646	$1,074	$1,296	$1,222
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	2.41	%†	2.32%	2.74%	4.94%	4.52%	4.27%
After advisory fee waiver and
expense reimbursement	1.00	%†	0.97%	0.89%	1.00%	0.85%	0.94%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	0.21	%†	(0.19%)	(0.66%)	(2.58%)	(2.17%)	(2.21%)
After advisory fee waiver and
expense reimbursement	1.62	%†	1.16%	1.19%	1.36%	1.50%	1.12%
Portfolio turnover rate	15.03	%‡	44.34%	26.45%	36.17%	35.66%	25.80%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	April 30,
	2023		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$18.68		$18.98	$13.26	$15.75	$14.66	$14.55

Income from
investment operations:
Net investment income^	0.17		0.26	0.23	0.23	0.23	0.19
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.20		(0.32)	5.76	(2.51)	1.09	0.16
Total from
investment operations	0.37		(0.06)	5.99	(2.28)	1.32	0.35

Less distributions:
From net investment income	(0.30)		(0.24)	(0.27)	(0.21)	(0.23)	(0.24)
Redemption fees retained	—		0.00 ^+	—	—	—	—
Net asset value, end of period	$18.75		$18.68	$18.98	$13.26	$15.75	$14.66

Total return	1.98	%‡	-0.31%	45.66%	-14.73%	9.25%	2.37%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$8,723		$8,579	$8,808	$2,788	$3,805	$3,482
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	2.16	%†	2.10%	2.60%	4.69%	4.42%	4.09%
After advisory fee waiver and
expense reimbursement	0.75	%†	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	0.46	%†	0.04%	(0.52%)	(2.33%)	(2.07%)	(2.06%)
After advisory fee waiver and
expense reimbursement	1.87	%†	1.39%	1.33%	1.61%	1.60%	1.28%
Portfolio turnover rate	15.03	%‡	44.34%	26.45%	36.17%	35.66%	25.80%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	April 30,
	2023		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$14.95		$14.80	$9.53	$12.32	$12.29	$12.16

Income from
investment operations:
Net investment income^	0.10		0.13	0.05	0.04	0.05	0.04
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(1.47)		0.16	5.30	(2.83)	0.10	0.17
Total from
investment operations	(1.37)		0.29	5.35	(2.79)	0.15	0.21

Less distributions:
From net investment income	(0.27)		(0.14)	(0.08)	(0.00)+	(0.12)	(0.08)
Redemption fees retained	—		0.00 ^+	—	—	—	—
Net asset value, end of period	$13.31		$14.95	$14.80	$9.53	$12.32	$12.29

Total return	-9.22	%‡	1.99%	56.34%	-22.65%	1.32%	1.70%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$467		$516	$510	$256	$331	$478
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	2.66	%†	2.76%	3.71%	13.99%	12.16%	11.13%
After advisory fee waiver and
expense reimbursement	1.05	%†	1.05%	1.14%	1.30%	1.08%	1.19%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(0.10	%)†	(0.86%)	(2.18%)	(12.29%)	(10.62%)	(9.65%)
After advisory fee waiver and
expense reimbursement	1.51	%†	0.85%	0.39%	0.40%	0.46%	0.29%
Portfolio turnover rate	33.47	%‡	73.00%	59.38%	118.94%	90.36%	42.91%

^	Based on average shares outstanding.
+	Less than $.005 per share.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	April 30,
	2023		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$14.97		$14.83	$9.55	$12.33	$12.33	$12.20

Income from
investment operations:
Net investment income^	0.11		0.13	0.08	0.07	0.06	0.06
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(1.48)		0.17	5.30	(2.85)	0.09	0.18
Total from
investment operations	(1.37)		0.30	5.38	(2.78)	0.15	0.24

Less distributions:
From net investment income	(0.28)		(0.16)	(0.10)	(0.00)+	(0.15)	(0.11)
Redemption fees retained	—		0.00 ^+	—	—	—	—
Net asset value, end of period	$13.32		$14.97	$14.83	$9.55	$12.33	$12.33

Total return	-9.22	%‡	2.02%	56.61%	-22.55%	1.35%	1.95%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$7,650		$8,492	$6,958	$1,310	$1,549	$1,416
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	2.61	%†	2.71%	3.57%	13.69%	12.08%	11.19%
After advisory fee waiver and
expense reimbursement	1.00	%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(0.05	%)†	(0.81%)	(2.05%)	(11.99%)	(10.54%)	(9.75%)
After advisory fee waiver and
expense reimbursement	1.56	%†	0.90%	0.52%	0.70%	0.54%	0.44%
Portfolio turnover rate	33.47	%‡	73.00%	59.38%	118.94%	90.36%	42.91%

^	Based on average shares outstanding.
+	Less than $.005 per share.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Huber Select Large Cap Value Fund, the Huber Small Cap Value Fund, the Huber Large Cap Value Fund, and the Huber Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”), Huber Large Cap Value Fund (the “Large Cap Value Fund”), and the Huber Mid Cap Value Fund (the “Mid Cap Value Fund”) is current income and capital appreciation.  The investment objective of the Huber Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Investor Class of the Select Large Cap Value Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Select Large Cap Value Fund and the Small Cap Value Institutional Classes subsequently commenced operations on October 25, 2011. The Large Cap Value Fund commenced operations on December 31, 2012.  The Mid Cap Value Fund commenced operations on December 31, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  The redemption fees retained by each Fund are disclosed in the statements of changes.

G.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

I.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2023, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 EST).

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available,

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  To the extent, these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Huber Capital Management, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2023:

Huber Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$4,782,617	$—	$—	$4,782,617
Consumer Discretionary	6,149,099	—	—	6,149,099
Consumer Staples	941,843	—	—	941,843
Energy	12,474,378	—	—	12,474,378
Financials	17,674,508	—	—	17,674,508
Health Care	10,515,370	—	—	10,515,370
Industrials	5,900,046	—	—	5,900,046
Materials	3,876,246	—	—	3,876,246
Technology	15,715,889	—	—	15,715,889
Utilities	791,817	—	—	791,817
Total Common Stocks	78,821,813	—	—	78,821,813
Money Market Funds	1,052,240	—	—	1,052,240
Total Investments
in Securities	$79,874,053	$—	$—	$79,874,053

Huber Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$2,679,301	$—	$—	$2,679,301
Consumer Discretionary	8,325,166	—	—	8,325,166
Energy	9,624,720	—	—	9,624,720
Financials	16,638,168	—	—	16,638,168
Health Care	1,412,677	—	—	1,412,677
Industrials	1,415,676	—	—	1,415,676
Materials	4,173,232	—	—	4,173,232
Technology	9,426,568	—	—	9,426,568
Total Common Stocks	53,695,508	—	—	53,695,508
REIT	1,056,869	—	—	1,056,869
Money Market Funds	674,670	—	—	674,670
Total Investments
in Securities	$55,427,047	$—	$—	$55,427,047

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

Huber Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$612,397	$—	$—	$612,397
Consumer Discretionary	561,087	—	—	561,087
Consumer Staples	411,081	—	—	411,081
Energy	1,932,858	—	—	1,932,858
Financials	2,043,041	—	—	2,043,041
Health Care	1,138,959	—	—	1,138,959
Industrials	500,156	—	—	500,156
Materials	252,328	—	—	252,328
Technology	2,451,271	—	—	2,451,271
Utilities	295,010	—	—	295,010
Total Common Stocks	10,198,188	—	—	10,198,188
Money Market Funds	89,406	—	—	89,406
Total Investments
in Securities	$10,287,594	$—	$—	$10,287,594

Huber Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$446,527	$—	$—	$446,527
Consumer Discretionary	484,137	—	—	484,137
Consumer Staples	56,313	—	—	56,313
Energy	1,657,579	—	—	1,657,579
Financials	1,880,339	—	—	1,880,339
Health Care	267,155	—	—	267,155
Industrials	402,272	—	—	402,272
Materials	628,359	—	—	628,359
Technology	1,442,318	—	—	1,442,318
Utilities	149,242	—	—	149,242
Total Common Stocks	7,414,241	—	—	7,414,241
REIT	68,640	—	—	68,640
Money Market Funds	686,508	—	—	686,508
Total Investments
in Securities	$8,169,389	$—	$—	$8,169,389

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Funds were required to implement and comply with Rule 18f-4 by August 19, 2022. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds do not currently enter into derivatives transactions.

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Funds’ financial statements.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Select Large Cap Value Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion.  The Adviser has agreed to voluntarily reduce the Select Large Cap Value Fund’s contractual management fee from 0.99% to 0.75% through February 28, 2024. The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. The Adviser has agreed to voluntarily reduce the Small Cap Value Fund’s contractual management fee from 1.35% to 0.99% through February 28, 2024. The Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  The Adviser has agreed to voluntarily reduce the Large Cap Value Fund’s contractual management fee from 0.75% to 0.00% through February 28, 2024.  The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  The Adviser has agreed to voluntarily reduce the Mid Cap Value Fund’s contractual management fee from 1.00% to 0.00% through February 28, 2024.  For the six months ended April 30, 2023, the advisory fees incurred by the Funds are disclosed in the statements of operations.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Investor Class, 0.15% shareholder servicing fees applied to the Investor Class and 0.10% applied to the Institutional Class of the Mid Cap Value Fund, acquired fund fees and expenses, interest expense, taxes and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

Expense Caps
Select Large Cap Value Fund	0.99%
Small Cap Value Fund	1.35%
Large Cap Value Fund	0.75%
Mid Cap Value Fund	1.00%
Percent of average daily net assets of the Funds.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended April 30, 2023, the Adviser reduced its fees and absorbed Fund expenses in the amount of $46,266 for the Select Large Cap Value Fund, $35,748 for the Small Cap Value Fund, $70,495 for the Large Cap Value Fund, and $66,788 for the Mid Cap Value Fund.

No amounts were recouped by the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	Select
	Large Cap	Small Cap	Large Cap	Mid Cap
Date	Value Fund	Value Fund	Value Fund	Value Fund
10/31/2023	$72,834	$66,528	$95,480	$106,398
10/31/2024	163,721	120,526	165,712	167,037
10/31/2025	132,170	91,741	136,091	135,635
4/30/2026	46,266	35,748	70,495	66,788
	$414,991	$314,543	$467,778	$475,858

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

and transfer agent. U.S. Bank N.A. serves as Custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Funds to Fund Services for these services for the six months ended April 30, 2023 are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class of the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Investor Class and at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class of the Mid Cap Value Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended April 30, 2023, the shareholder servicing fees accrued by each Fund’s Investor Class are disclosed in the statements of operations.  The Mid Cap Value Fund Institutional Class did not accrue shareholder servicing fees during the six months ended April 30, 2023.

NOTE 6 – 12B- 1 DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the six months ended April 30, 2023, the 12b-1 fees accrued by each Fund’s Investor Class are disclosed in the statements of operations.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2023, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Select Large	Small Cap	Large Cap	Mid Cap
	Cap Value Fund	Value Fund	Value Fund	Value Fund

Purchases	$24,363,753	$14,088,776	$1,956,213	$2,725,114
Sales	10,944,195	12,933,707	1,493,301	2,944,532

During the six months ended April 30, 2023, there were no purchases or sales of U.S. Government securities in any of the Funds.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2023, and the year ended October 31, 2022, was as follows:

	Select Large Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2023	October 31, 2022
Ordinary income	$570,572	$256,588

	Small Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2023	October 31, 2022
Ordinary income	$ —	$547,274

	Large Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2023	October 31, 2022
Ordinary income	$157,074	$130,588

	Mid Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2023	October 31, 2022
Ordinary income	$166,932	$78,028

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

As of October 31, 2022, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Select
	Large Cap	Small Cap
	Value Fund	Value Fund
Cost of investments for tax purposes (a)	$39,273,456	$37,604,407
Gross tax unrealized appreciation	31,437,773	23,858,273
Gross tax unrealized depreciation	(940,164)	(3,551,383)
Net tax unrealized appreciation	30,497,609	20,306,890
Net unrealized depreciation
on foreign currency	—	(784)
Undistributed ordinary income	327,666	—
Undistributed long-term capital gain	—	—
Total distributable earnings	327,666	—
Other accumulated losses	(2,807,134)	(12,574,942)
Total accumulated earnings/(losses)	$28,018,141	$7,731,164

	Large Cap	Mid Cap
	Value Fund	Value Fund
Cost of investments for tax purposes (a)	$5,725,376	$6,559,120
Gross tax unrealized appreciation	4,576,639	2,954,311
Gross tax unrealized depreciation	(177,642)	(351,378)
Net tax unrealized appreciation	4,398,997	2,602,933
Net unrealized depreciation
on foreign currency	—	(6)
Undistributed ordinary income	112,524	141,030
Undistributed long-term capital gain	—	—
Total distributable earnings	112,524	141,030
Other accumulated losses	(1,193,389)	(678,896)
Total accumulated earnings/(losses)	$3,318,132	$2,065,061

(a)	The difference between book-basis and tax-basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sales, PFICs and partnerships.

At October 31, 2022, the Funds had capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Short-Term	Long-Term
Select Large Cap Value Fund	$2,807,134	$—
Small Cap Value Fund	9,144,485	3,144,580
Large Cap Value Fund	869,550	323,839
Mid Cap Value Fund	465,708	213,188

These capital losses may be carried forward indefinitely to offset future gains.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

NOTE 9 – CONTROL OWNERSHIP

A beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of April 30, 2023, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Select Large Cap Value Fund	Investor Class	Institutional Class
RBC Capital Markets LLC	—	39.57%
Pershing LLC	47.65%	—

Small Cap Value Fund	Investor Class	Institutional Class
National Financial Services LLC	—	52.03%
Shadowlawn Investments LP	47.86%	—

Large Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	57.46%
Morgan Stanley Smith Barney LLC	74.11%	27.61%
National Financial Services LLC	25.66%	—

Mid Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	61.82%
Huber Capital Investments LLC	—	30.07%
Hilton Family Trust	68.14%	—

NOTE 10 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Foreign Securities and Emerging Markets Risk – Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Initial Public Offering (“IPO”) Risk – The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When an asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Value Style Investing Risk – A style of investing which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•
Sector Emphasis Risk – Securities of companies in the same or related businesses, if comprising a significant portion of each portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a Fund’s portfolio.

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets.  The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally.  In addition,

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Small Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Mid-Sized Company Risk (Mid Cap Value Fund only) – A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

NOTE 11 – TRUSTEE AND OFFICER CHANGES

At a meeting held December 7 - 8, 2022, by vote of the majority of the Board of Trustees (not including Mr. Joe Redwine), Mr. Redwine’s term as Trustee was extended for three additional years.

Huber Funds

NOTICE TO SHAREHOLDERS at April 30, 2023 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-PORT is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Huber Select Large Cap Value Fund
Huber Small Cap Value Fund
Huber Large Cap Value Fund
Huber Mid Cap Value Fund

At meetings held on October 18, 2022 and December 7 - 8, 2022, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Huber Capital Management, LLC (the “Adviser”) on behalf of the Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”), Huber Small Cap Value Fund (the “Small Cap Value Fund”), Huber Large Cap Value Fund (the “Large Cap Value Fund) and Huber Mid Cap Value Fund (the “Mid Cap Fund”) (collectively, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determination. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics. The Board concluded that the Adviser had the quality

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2022, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisor’s similarly managed accounts, if applicable. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of each Fund, its focus on tax efficiency as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Select Large Cap Value Fund: The Board noted that the Fund outperformed the Morningstar peer group average and Cohort average for the one-, three-, five- and ten-year periods ended June 30, 2022. The Board also reviewed the performance of the Fund against broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-, three- and five-year periods, but underperformed during the ten-year period, all periods ended June 30, 2022.

The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting it outperformed for the one-, three-, five- and ten-year periods ended June 30, 2022.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Small Cap Value Fund: The Board noted that the Fund underperformed the Morningstar peer group average for the one-, three- and ten-year periods, but outperformed over the five-year period ended June 30, 2022. During this same time the Fund outperformed its Cohort average for the three-year period, but underperformed over the one-, five- and ten-year periods. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had outperformed its primary benchmark index for the one-year period, but underperformed over the three-, five- and ten-year periods ended June 30, 2022.

The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting it underperformed the similarly managed composite for the one- and ten-year periods and outperformed for the three- and five-year periods ended June 30, 2022.

Large Cap Value Fund: The Board noted that the Fund outperformed the Morningstar peer group average and its Cohort average for the one-year period and underperformed for the three- and five-year periods ended June 30, 2022. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, three-, and five-year periods ended June 30, 2022.

The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting it underperformed the similarly managed composite for the one-, three- and five-year periods ended June 30, 2022.

Mid Cap Value Fund: The Board noted that the Fund outperformed its primary benchmark, the Morningstar peer group average, and its Cohort average for the one-year period, but underperformed each for the three- and five-year periods ended June 30, 2022.

The Board noted that the Adviser represented it had no similarly managed accounts.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total expenses of the Funds, the Board reviewed comparisons to the applicable Morningstar peer funds, the Cohort, and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements, if any, for each Fund. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Select Large Cap Value Fund: The Board noted that the contractual advisory fee is 0.99%, but the Advisor has voluntarily lowered this to 0.75%. The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.99% for the Fund (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board noted that the Fund’s contractual management fee and net expense ratio were above the median and average of the Cohort. The Board also noted that the net expense ratio was above the average of its Morningstar peer group. The Board found that the contractual management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund and that the minimum investment amount for the separate account clients is much higher than that of the Fund.

Small Cap Value Fund: The Board noted that the contractual advisory fee is 1.35%, but the Advisor has voluntarily lowered this to 0.99%. The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.35% for the Fund (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board noted that the Fund’s net expense ratio was above the average of the Morningstar peer group. The Board also noted that the Fund’s management fee (with the voluntary waiver) and net expense ratio was above the Cohort average and median. The Board found that the management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund.

Large Cap Value Fund: The Board noted that the contractual advisory fee is 0.75%, but the Advisor has voluntarily lowered this to 0.00%. The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.75% for the Fund (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board noted that the Fund’s net expense ratio was below the Morningstar peer group average. The Board also noted that the Fund’s management fee (with the voluntary waiver) was below the Cohort average and median, while the net expense ratio was above the Cohort average and in line with the Cohort median. The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Expense Caps, the Adviser did not receive any advisory fees from the Fund during the year ended June 30, 2022. The Board found that the management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund and the higher minimum investment size for the separate account clients.

Mid Cap Value Fund: The Board noted that the contractual advisory fee is 1.00%, but the Advisor has voluntarily lowered this to 0.00%. The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.00% for the Fund (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board noted that the Fund’s contractual management fee (with the voluntary waiver) and net expense ratio were below the median and average of the Cohort. The Board also noted that the Fund’s net expense ratio was below the average of its Morningstar peer group. The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Adviser did not receive any advisory fees from the Fund during the year ended June 30, 2022.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders, noting that the Advisory Agreement provides for breakpoints when the Funds reach certain asset levels (beginning at $10 billion for the Large Cap Value Fund, $5 billion for the Small Cap Value Fund and $10 billion for the Select Large Cap Value Fund). The Board noted that these breakpoint levels were significantly above each respective Fund’s current asset level and that they would continue to review economies of scale at asset levels that were below these breakpoint levels. The Board also noted that the Mid Cap Value Fund does not have breakpoints in its advisory fee schedule. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps. The Board also noted that the Adviser had voluntarily reduced each Fund’s advisory fee and continued to waive all or a portion of each Fund’s advisory fee to maintain the expense caps, and therefore, at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders. As a result, the Board concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increase. The Board noted that the current breakpoint schedules in the Advisory Agreement may be adjusted if additional significant economies of scale are realized as Fund

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

assets grow such that their economies may be shared with shareholders at lower asset levels than currently provided in the Advisory Agreement.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits, including benefits received in the form of Rule 12b-1 fees received by the Adviser, “soft dollars” benefits that may be received by the Adviser in exchange for Fund brokerage, and shareholder servicing plan fees received by the Adviser. The Board considered the financial condition of the parent company of the Adviser. The Board considered the parent company’s representations that it would financially support the Adviser when necessary. The Board also reviewed information from the Adviser indicating that clients do not invest in the Funds through separately managed accounts, and as a result the Adviser was not receiving additional fall-out benefits from any such relationships. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement for each Fund was negative, and that the Adviser had maintained sufficient resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Large Cap Value Fund, Small Cap Value Fund, Select Large Cap Value Fund and Mid Cap Value Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

Huber Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Huber Capital Management, LLC
1700 East Walnut Avenue, Suite 460
El Segundo, CA 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Custodian
U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   7/5/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date   7/5/2023

By (Signature and Title)*   /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date   7/6/2023

* Print the name and title of each signing officer under his or her signature.